Shareholder Rights Plan - Additional Information (Detail)	Dec. 31, 2009 Right
Class of Warrant or Right [Line Items]
Rights distributed for each ordinary share outstanding	1
Exercise price of shareholders rights plan	19.50
Shareholder rights plan, expiration date	Jan. 08, 2019
Minimum
Class of Warrant or Right [Line Items]
Shareholders rights plan, ownership interest for rights to be exercisable	15.00%